COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL
14.	COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2022 and 2021 is as follows:

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,244,333	$4,427.7	1,258,320	$4,473.7
Issued:
Issued on acquisition of Great Bear(a)	49,268	271.6	—	—
Issued under share option and restricted share plans	7,147	37.3	3,621	16.9
Repurchase and cancellation of shares (i)	(78,857)	(287.1)	(17,608)	(62.9)
Total common share capital	1,221,891	$4,449.5	1,244,333	$4,427.7

(a)	See Note 6i for details of the shares issued on acquisition of Great Bear.
i.	Repurchase and cancellation of common shares

On July 28, 2022, the Company received approval from the TSX to renew its normal course issuer bid (“NCIB”) program. Under the program, the Company is authorized to purchase up to 65,002,277 of its common shares during the period starting on August 3, 2022 and ending on August 2, 2023. Subsequently, on September 29, 2022, the Company announced that the TSX accepted the notice filed by the Company to amend its NCIB program. The amendment increased the maximum number of common shares that may be repurchased to 114,047,070 of its common shares, effective as of October 4, 2022 through August 2, 2023. During the year ended December 31, 2021, the Company was authorized to purchase 63,096,676 of its common shares during the period starting on August 3, 2021 and ending on August 2, 2022.

During the year ended December 31, 2022, the Company repurchased 78,857,250 common shares (December 31, 2021 – 17,608,678 common shares) for $300.8 million (December 31, 2021 - $100.2 million) at an average price of $3.81 per share (December 31, 2021 - $5.69 per share) as part of its authorized NCIB program. The book value of the cancelled shares was $287.1 million (December 31, 2021 - $62.9 million) and was treated as a reduction to common share capital.

ii.	Dividends on common shares

The following summarizes dividends declared and paid during the year ended December 31, 2022:

		Total
	Per share	amount paid
Dividends declared and paid during the period:
Three months ended March 31, 2022	$0.03	$38.9
Three months ended June 30, 2022	0.03	39.0
Three months ended September 30, 2022	0.03	39.0
Three months ended December 31, 2022	0.03	37.1
Total		$154.0

During the year ended December 31, 2021, dividends of $0.03 per common share were declared on February 10, 2021, May 11, 2021, July 28, 2021 and November 10, 2021, and a total of $151.1 million in dividends were paid in the year ended December 31, 2021.

On February 15, 2023, the Board of Directors declared a dividend of $0.03 per common share, payable on March 23, 2023 to shareholders of record on March 8, 2023.

There were no dividends declared but unpaid at December 31, 2022 or December 31, 2021.